Additional Financial Information - Receivables Transferred Under Individual Agreements or Purchases (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized			$ 512.3	$ 400.5	$ 285.0
Net cash proceeds received			491.9	383.0	278.3
Loss recorded related to transfers of receivables			$ 20.4	$ 17.5	$ 6.7
Third-Party Purchases | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	$ 107.4	$ 104.3
Net cash proceeds received	104.1	101.6
Loss recorded related to transfers of receivables	$ 3.3	$ 2.7